Trade and other receivables	12 Months Ended
Dec. 31, 2024
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Trade and other receivables	Trade and other receivables
Trade and other receivables can be broken down as per the table below.

(in €‘000)	December 31, 2024	December 31, 2023
Trade receivables – gross	37,417	47,228
Loss allowance	(1,121)	—
Trade receivables – net	36,296	47,228
VAT receivables	9,631	6,166
Other receivables	1,453	2,285
Receivables from related parties	13	9
Government grants receivables	—	355
Total	47,393	56,043
The aging of the Group’s trade receivables and contract assets at the reporting date for all periods presented is disclosed in Note 33.
The movements in the loss allowance for the years ended December 31, 2024 and 2023 have been as follows:

	Trade receivables
(in €‘000)	2024	2023
Opening balance loss allowance at the beginning of the year	—	—
Additions to loss allowance	1,135	—
Receivables written off during the year as uncollectible	(14)	—
Unused amount reversed during the year	—	—
Closing balance loss allowance at the end of the year	1,121	—
Impairment losses on trade receivables and contract assets are recorded in other costs, within general and administrative expenses in the consolidated statement of profit or loss. Subsequent recoveries of amounts previously written off are credited against the same line item.
Details about the Group’s exposure to credit risk is included in Note 33.